Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: July 10, 2026

Payment Date	7/15/2026
Collection Period Start	6/1/2026
Collection Period End	6/30/2026
Interest Period Start	6/15/2026
Interest Period End	7/14/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$—	$—	$—	—	Oct-27
Class A-2b Notes	$—	$—	$—	—	Oct-27
Class A-3 Notes	$368,005,314.16	$22,920,391.69	$345,084,922.47	0.876740	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$465,995,314.16	$22,920,391.69	$443,074,922.47

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$482,443,348.26	$458,827,136.54	0.411089
YSOC Amount	$13,735,044.12	$13,039,224.09
Adjusted Pool Balance	$468,708,304.14	$445,787,912.45
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$—	4.61000%	30/360	$—
Class A-2b Notes	$—	3.91301%	ACT/360	$—
Class A-3 Notes	$368,005,314.16	4.62000%	30/360	$1,416,820.46
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$465,995,314.16			$1,810,277.87

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$482,443,348.26	$458,827,136.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$468,708,304.14	$445,787,912.45
Number of Receivables Outstanding	32,242	31,461
Weighted Average Contract Rate	7.60%	7.60%
Weighted Average Remaining Term (months)	37.7	36.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,101,348.30
Principal Collections	$23,433,863.95
Liquidation Proceeds	$120,816.41
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,656,028.66
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,656,028.66

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$402,036.12	$402,036.12	$—	$—	$26,253,992.54
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,253,992.54
Interest - Class A-2a Notes	$—	$—	$—	$—	$26,253,992.54
Interest - Class A-2b Notes	$—	$—	$—	$—	$26,253,992.54
Interest - Class A-3 Notes	$1,416,820.46	$1,416,820.46	$—	$—	$24,837,172.08
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$24,583,046.75
First Allocation of Principal	$—	$—	$—	$—	$24,583,046.75
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$24,538,833.00
Second Allocation of Principal	$—	$—	$—	$—	$24,538,833.00
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$24,492,810.92
Third Allocation of Principal	$9,357,401.71	$9,357,401.71	$—	$—	$15,135,409.21
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,086,312.96
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,236,312.96
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,236,312.96
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,523,322.98
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,523,322.98
Remaining Funds to Certificates	$1,523,322.98	$1,523,322.98	$—	$—	$—
Total	$26,656,028.66	$26,656,028.66	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$13,735,044.12
Increase/(Decrease)	$(695,820.03)
Ending YSOC Amount	$13,039,224.09

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$468,708,304.14	$445,787,912.45
Note Balance	$465,995,314.16	$443,074,922.47
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	17	$182,347.77
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	111	$120,816.41
Monthly Net Losses (Liquidation Proceeds)			$61,531.36
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.33%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.16%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$2,240,749.58
Cumulative Net Loss Ratio			0.20%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	47	$783,844.52
60-89 Days Delinquent	0.05%	13	$213,937.09
90-119 Days Delinquent	0.02%	4	$88,866.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	64	$1,086,647.82

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$136,268.71
Total Repossessed Inventory		9	$201,541.20

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		17	$302,803.30
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.08%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.50	0.11%	21	0.07%